UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2015

MFS® BLENDED RESEARCH® CORE EQUITY FUND

UNE-SEM

MFS® BLENDED RESEARCH® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy was in flux early in 2015. Despite a steadily improving labor market, harsh winter weather held back U.S. economic activity. A stronger U.S. dollar has also curtailed export demand and weakened the profits of U.S.-based multinationals.

In the wake of the launch of the European Central Bank’s quantitative easing program and the euro’s sharp decline, the eurozone economy is showing signs of recovery.

In Asia, China and Japan continue to struggle. Chinese manufacturing activity has weakened, and the People’s Bank of China is attempting to ward off further economic slowing through targeted action. Japan’s economy is at risk of sliding back after making initial progress towards its growth and inflation goals.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplinary, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	2.9%
Apple, Inc.	2.8%
JPMorgan Chase & Co.	2.5%
Facebook, Inc., “A”	2.3%
Biogen Idec, Inc.	2.2%
CVS Health Corp.	2.1%
Merck & Co., Inc.	2.1%
Procter & Gamble Co.	2.0%
Cisco Systems, Inc.	1.9%
Wells Fargo & Co.	1.9%

Equity sectors
Technology	16.4%
Financial Services	15.5%
Health Care	15.3%
Retailing	8.0%
Consumer Staples	8.0%
Energy	7.6%
Leisure	6.9%
Industrial Goods & Services	5.7%
Utilities & Communications	5.5%
Special Products & Services	3.3%
Basic Materials	2.4%
Autos & Housing	2.3%
Transportation	1.9%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 3/31/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2014 through March 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/14	Ending Account Value 3/31/15	Expenses Paid During Period (p) 10/01/14-3/31/15
A	Actual	0.78%	$1,000.00	$1,059.75	$4.01
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
B	Actual	1.53%	$1,000.00	$1,055.76	$7.84
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
C	Actual	1.53%	$1,000.00	$1,055.68	$7.84
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
I	Actual	0.53%	$1,000.00	$1,061.24	$2.72
	Hypothetical (h)	0.53%	$1,000.00	$1,022.29	$2.67
R1	Actual	1.53%	$1,000.00	$1,055.83	$7.84
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
R2	Actual	1.03%	$1,000.00	$1,058.18	$5.29
	Hypothetical (h)	1.03%	$1,000.00	$1,019.80	$5.19
R3	Actual	0.78%	$1,000.00	$1,059.53	$4.01
	Hypothetical (h)	0.78%	$1,000.00	$1,021.04	$3.93
R4	Actual	0.54%	$1,000.00	$1,061.26	$2.78
	Hypothetical (h)	0.54%	$1,000.00	$1,022.24	$2.72
R5	Actual	0.44%	$1,000.00	$1,061.71	$2.26
	Hypothetical (h)	0.44%	$1,000.00	$1,022.74	$2.22

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.74%, $3.80 and $3.73 for Class A, 1.49%, $7.64 and $7.49 for Class B, 1.49%, $7.64 and $7.49 for Class C, 0.49%, $2.52 and $2.47 for Class I, 1.49%, $7.64 and $7.49 for Class R1, 0.99%, $5.08 and $4.99 for Class R2, 0.74%, $3.80 and $3.73 for Class R3, 0.49%, $2.52 and $2.47 for Class R4, and 0.39%, $2.00 and $1.97 for Class R5, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)
Aerospace - 3.8%
Precision Castparts Corp.	23,626	$4,961,456
Textron, Inc.	163,470	7,246,625
United Technologies Corp.	93,483	10,956,208

		$23,164,289
Airlines - 0.5%
United Continental Holdings, Inc. (a)	42,451	$2,854,830

Automotive - 1.3%
Johnson Controls, Inc.	157,474	$7,942,989

Biotechnology - 3.8%
Biogen Idec, Inc. (a)	32,570	$13,752,357
Gilead Sciences, Inc. (a)	36,115	3,543,965
Illumina, Inc. (a)	34,723	6,445,978

		$23,742,300
Broadcasting - 0.7%
Time Warner, Inc.	53,004	$4,475,658

Business Services - 3.3%
Accenture PLC, “A”	64,617	$6,053,967
Cognizant Technology Solutions Corp., “A” (a)	104,876	6,543,214
FleetCor Technologies, Inc. (a)	53,120	8,016,870

		$20,614,051
Cable TV - 2.2%
Comcast Corp., “A”	133,768	$7,553,879
Time Warner Cable, Inc.	38,427	5,759,439

		$13,313,318
Chemicals - 2.2%
LyondellBasell Industries N.V., “A”	86,871	$7,627,274
Monsanto Co.	51,267	5,769,588

		$13,396,862
Computer Software - 3.3%
Citrix Systems, Inc. (a)	118,941	$7,596,762
Intuit, Inc.	60,674	5,882,951

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Microsoft Corp.	170,604	$6,935,906

		$20,415,619
Computer Software - Systems - 3.7%
Apple, Inc.	139,236	$17,325,135
Hewlett-Packard Co.	177,305	5,524,824

		$22,849,959
Construction - 1.0%
Pulte Homes, Inc.	184,118	$4,092,943
Sherwin-Williams Co.	7,493	2,131,759

		$6,224,702
Consumer Products - 2.1%
Procter & Gamble Co.	154,612	$12,668,907

Electrical Equipment - 0.6%
General Electric Co.	136,198	$3,379,072

Electronics - 2.8%
Avago Technologies Ltd.	68,699	$8,723,399
Broadcom Corp., “A”	199,531	8,638,695

		$17,362,094
Energy - Independent - 2.9%
EOG Resources, Inc.	83,743	$7,678,396
Marathon Petroleum Corp.	100,975	10,338,830

		$18,017,226
Energy - Integrated - 4.1%
Chevron Corp.	70,875	$7,440,458
Exxon Mobil Corp.	208,073	17,686,205

		$25,126,663
Food & Beverages - 4.0%
Archer Daniels Midland Co.	112,190	$5,317,806
Coca-Cola Co.	129,319	5,243,885
General Mills, Inc.	114,431	6,476,795
Mondelez International, Inc.	209,982	7,578,250

		$24,616,736
Food & Drug Stores - 2.1%
CVS Health Corp.	127,171	$13,125,319

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 1.1%
Royal Caribbean Cruises Ltd.	83,569	$6,840,123

General Merchandise - 1.9%
Kohl’s Corp.	127,579	$9,983,057
Target Corp.	24,881	2,041,984

		$12,025,041
Health Maintenance Organizations - 2.2%
Anthem, Inc.	56,152	$8,670,430
Centene Corp. (a)	35,087	2,480,300
Health Net, Inc. (a)	44,078	2,666,278

		$13,817,008
Insurance - 5.2%
Berkshire Hathaway, Inc., “B” (a)	13,901	$2,006,192
Everest Re Group Ltd.	36,494	6,349,956
MetLife, Inc.	188,187	9,512,853
Prudential Financial, Inc.	107,237	8,612,203
Validus Holdings Ltd.	130,095	5,477,000

		$31,958,204
Internet - 4.7%
Facebook, Inc., “A “ (a)	170,561	$14,022,673
Google, Inc., “A” (a)	9,354	5,188,664
Google, Inc., “C” (a)	6,828	3,741,744
Yahoo!, Inc. (a)	138,531	6,155,625

		$29,108,706
Leisure & Toys - 1.6%
Electronic Arts, Inc. (a)	171,459	$10,084,361

Machinery & Tools - 1.4%
Illinois Tool Works, Inc.	34,101	$3,312,571
Joy Global, Inc.	87,791	3,439,651
Roper Industries, Inc.	10,694	1,839,368

		$8,591,590
Major Banks - 6.1%
Goldman Sachs Group, Inc.	55,285	$10,391,921
JPMorgan Chase & Co.	256,180	15,519,384
Wells Fargo & Co.	213,310	11,604,064

		$37,515,369

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 2.2%
Abbott Laboratories	93,018	$4,309,524
Medtronic PLC	118,301	9,226,295

		$13,535,819
Metals & Mining - 0.3%
United States Steel Corp.	68,546	$1,672,522

Network & Telecom - 1.9%
Cisco Systems, Inc.	433,017	$11,918,793

Oil Services - 0.6%
Ensco PLC, “A”	177,835	$3,746,983

Other Banks & Diversified Financials - 2.9%
Citigroup, Inc.	197,095	$10,154,334
Discover Financial Services	142,738	8,043,286

		$18,197,620
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	172,836	$11,147,922
Johnson & Johnson	81,871	8,236,223
Merck & Co., Inc.	227,949	13,102,509
Pfizer, Inc.	318,648	11,085,764

		$43,572,418
Railroad & Shipping - 1.4%
Union Pacific Corp.	82,463	$8,931,568

Real Estate - 1.3%
Iron Mountain, Inc., REIT	90,333	$3,295,348
Public Storage, Inc., REIT	23,220	4,577,591

		$7,872,939
Restaurants - 1.3%
McDonald’s Corp.	39,955	$3,893,215
YUM! Brands, Inc.	50,708	3,991,734

		$7,884,949
Specialty Stores - 3.9%
AutoZone, Inc. (a)	15,310	$10,443,870
Best Buy Co., Inc.	155,593	5,879,859
Ross Stores, Inc.	75,850	7,991,556

		$24,315,285

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	59,326	$5,585,543

Telephone Services - 1.8%
Frontier Communications Corp.	415,823	$2,931,552
Verizon Communications, Inc.	174,557	8,488,707

		$11,420,259
Tobacco - 2.0%
Lorillard, Inc.	41,591	$2,717,972
Philip Morris International, Inc.	124,921	9,410,299

		$12,128,271
Utilities - Electric Power - 2.7%
AES Corp.	406,010	$5,217,229
American Electric Power Co., Inc.	121,861	6,854,681
Edison International	78,299	4,891,339

		$16,963,249
Total Common Stocks (Identified Cost, $533,958,880)		$610,977,214

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	4,763,678	$4,763,678
Total Investments (Identified Cost, $538,722,558)		$615,740,892

Other Assets, Less Liabilities - 0.4%		2,864,146
Net Assets - 100.0%		$618,605,038

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $533,958,880)	$610,977,214
Underlying affiliated funds, at cost and value	4,763,678
Total investments, at value (identified cost, $538,722,558)	$615,740,892
Receivables for
Fund shares sold	4,427,341
Dividends	783,587
Receivable from investment adviser	55,203
Other assets	2,423
Total assets	$621,009,446
Liabilities
Payable for fund shares reacquired	$2,152,367
Payable to affiliates
Shareholder servicing costs	203,139
Distribution and service fees	6,193
Payable for independent Trustees’ compensation	930
Accrued expenses and other liabilities	41,779
Total liabilities	$2,404,408
Net assets	$618,605,038
Net assets consist of
Paid-in capital	$524,501,514
Unrealized appreciation (depreciation) on investments	77,018,334
Accumulated net realized gain (loss) on investments	15,083,531
Undistributed net investment income	2,001,659
Net assets	$618,605,038
Shares of beneficial interest outstanding	26,972,019

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$164,447,925	7,170,389	$22.93
Class B	11,829,053	530,190	22.31
Class C	38,531,587	1,749,662	22.02
Class I	211,829,134	9,139,324	23.18
Class R1	615,899	27,716	22.22
Class R2	15,018,921	677,319	22.17
Class R3	90,572,896	3,965,125	22.84
Class R4	36,145,906	1,573,089	22.98
Class R5	49,613,717	2,139,205	23.19

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.33 [100 / 94.25 x $22.93]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$5,392,856
Dividends from underlying affiliated funds	3,527
Total investment income	$5,396,383
Expenses
Management fee	$1,557,519
Distribution and service fees	483,001
Shareholder servicing costs	284,387
Administrative services fee	46,882
Independent Trustees’ compensation	5,459
Custodian fee	25,139
Shareholder communications	15,720
Audit and tax fees	26,031
Legal fees	1,420
Miscellaneous	80,716
Total expenses	$2,526,274
Fees paid indirectly	(7)
Reduction of expenses by investment adviser and distributor	(682,275)
Net expenses	$1,843,992
Net investment income	$3,552,391
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$19,125,220
Change in unrealized appreciation (depreciation) on investments	$7,028,712
Net realized and unrealized gain (loss) on investments	$26,153,932
Change in net assets from operations	$29,706,323

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/15	Year ended 9/30/14
Change in net assets	(unaudited)
From operations
Net investment income	$3,552,391	$4,167,752
Net realized gain (loss) on investments	19,125,220	13,951,348
Net unrealized gain (loss) on investments	7,028,712	41,693,465
Change in net assets from operations	$29,706,323	$59,812,565
Distributions declared to shareholders
From net investment income	$(4,735,023)	$(3,800,012)
From net realized gain on investments	(16,680,968)	(649,081)
Total distributions declared to shareholders	$(21,415,991)	$(4,449,093)
Change in net assets from fund share transactions	$174,538,909	$131,591,770
Total change in net assets	$182,829,241	$186,955,242
Net assets
At beginning of period	435,775,797	248,820,555
At end of period (including undistributed net investment income of $2,001,659 and $3,184,291, respectively)	$618,605,038	$435,775,797

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class A			2014	2013	2012	2011		2010

Net asset value, beginning of period	$22.59		$18.95	$16.11	$12.53	$12.47		$11.59
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.24	$0.28	$0.22	$0.20		$0.16
Net realized and unrealized gain (loss) on investments	1.17		3.71	2.74	3.45	(0.01	)(g)	1.09
Total from investment operations	$1.32		$3.95	$3.02	$3.67	$0.19		$1.25
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.26)	$(0.18)	$(0.09)	$(0.13)		$(0.37)
From net realized gain on investments	(0.78)		(0.05)	—	—	—		—
Total distributions declared to shareholders	$(0.98)		$(0.31)	$(0.18)	$(0.09)	$(0.13)		$(0.37)
Net asset value, end of period (x)	$22.93		$22.59	$18.95	$16.11	$12.53		$12.47
Total return (%) (r)(s)(t)(x)	5.97	(n)	21.00	18.93	29.45	1.45		10.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.11	1.16	1.31	1.67		2.17
Expenses after expense reductions (f)	0.78	(a)	0.85	0.86	0.90	0.90		0.88
Net investment income	1.31	(a)	1.14	1.62	1.46	1.40		1.30
Portfolio turnover	26	(n)	42	54	59	92		77
Net assets at end of period (000 omitted)	$164,448		$107,651	$64,739	$42,149	$19,238		$13,018

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class B			2014	2013	2012	2011		2010

Net asset value, beginning of period	$21.97		$18.46	$15.72	$12.24	$12.18		$11.33
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.08	$0.15	$0.10	$0.09		$0.07
Net realized and unrealized gain (loss) on investments	1.14		3.63	2.67	3.38	(0.00	)(g)(w)	1.06
Total from investment operations	$1.20		$3.71	$2.82	$3.48	$0.09		$1.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)	$(0.08)	$—	$(0.03)		$(0.28)
From net realized gain on investments	(0.78)		(0.05)	—	—	—		—
Total distributions declared to shareholders	$(0.86)		$(0.20)	$(0.08)	$—	$(0.03)		$(0.28)
Net asset value, end of period (x)	$22.31		$21.97	$18.46	$15.72	$12.24		$12.18
Total return (%) (r)(s)(t)(x)	5.58	(n)	20.16	18.03	28.43	0.74		10.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.86	1.91	2.06	2.44		2.92
Expenses after expense reductions (f)	1.53	(a)	1.60	1.61	1.65	1.65		1.63
Net investment income	0.55	(a)	0.39	0.86	0.68	0.68		0.55
Portfolio turnover	26	(n)	42	54	59	92		77
Net assets at end of period (000 omitted)	$11,829		$7,619	$4,149	$2,631	$1,444		$1,554

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$21.72		$18.27	$15.58	$12.13	$12.07	$11.25
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.08	$0.14	$0.10	$0.09	$0.06
Net realized and unrealized gain (loss) on investments	1.13		3.59	2.64	3.35	0.01 (g)	1.06
Total from investment operations	$1.19		$3.67	$2.78	$3.45	$0.10	$1.12
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.17)	$(0.09)	$—	$(0.04)	$(0.30)
From net realized gain on investments	(0.78)		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.89)		$(0.22)	$(0.09)	$—	$(0.04)	$(0.30)
Net asset value, end of period (x)	$22.02		$21.72	$18.27	$15.58	$12.13	$12.07
Total return (%) (r)(s)(t)(x)	5.57	(n)	20.16	17.98	28.44	0.77	10.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.86	1.91	2.06	2.44	2.92
Expenses after expense reductions (f)	1.53	(a)	1.60	1.61	1.65	1.65	1.63
Net investment income	0.57	(a)	0.38	0.81	0.70	0.67	0.55
Portfolio turnover	26	(n)	42	54	59	92	77
Net assets at end of period (000 omitted)	$38,532		$18,597	$8,443	$3,986	$1,586	$1,525

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class I			2014	2013	2012	2011		2010

Net asset value, beginning of period	$22.84		$19.14	$16.27	$12.64	$12.57		$11.69
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.30	$0.32	$0.26	$0.23		$0.19
Net realized and unrealized gain (loss) on investments	1.19		3.75	2.76	3.49	(0.00	)(g)(w)	1.09
Total from investment operations	$1.37		$4.05	$3.08	$3.75	$0.23		$1.28
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.30)	$(0.21)	$(0.12)	$(0.16)		$(0.40)
From net realized gain on investments	(0.78)		(0.05)	—	—	—		—
Total distributions declared to shareholders	$(1.03)		$(0.35)	$(0.21)	$(0.12)	$(0.16)		$(0.40)
Net asset value, end of period (x)	$23.18		$22.84	$19.14	$16.27	$12.64		$12.57
Total return (%) (r)(s)(x)	6.12	(n)	21.36	19.17	29.80	1.73		11.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.86	0.91	1.06	1.38		1.87
Expenses after expense reductions (f)	0.53	(a)	0.60	0.61	0.65	0.65		0.64
Net investment income	1.54	(a)	1.40	1.79	1.71	1.67		1.55
Portfolio turnover	26	(n)	42	54	59	92		77
Net assets at end of period (000 omitted)	$211,829		$150,846	$83,157	$39,555	$20,260		$4,503

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R1			2014	2013	2012	2011		2010

Net asset value, beginning of period	$21.83		$18.34	$15.61	$12.15	$12.10		$11.29
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.12	$0.10	$0.09		$0.07
Net realized and unrealized gain (loss) on investments	1.14		3.58	2.68	3.36	(0.00	)(g)(w)	1.05
Total from investment operations	$1.20		$3.68	$2.80	$3.46	$0.09		$1.12
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.14)	$(0.07)	$—	$(0.04)		$(0.31)
From net realized gain on investments	(0.78)		(0.05)	—	—	—		—
Total distributions declared to shareholders	$(0.81)		$(0.19)	$(0.07)	$—	$(0.04)		$(0.31)
Net asset value, end of period (x)	$22.22		$21.83	$18.34	$15.61	$12.15		$12.10
Total return (%) (r)(s)(x)	5.58	(n)	20.14	18.03	28.48	0.73		10.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.84	1.91	2.06	2.42		2.92
Expenses after expense reductions (f)	1.53	(a)	1.60	1.61	1.65	1.65		1.63
Net investment income	0.59	(a)	0.48	0.67	0.69	0.69		0.55
Portfolio turnover	26	(n)	42	54	59	92		77
Net assets at end of period (000 omitted)	$616		$263	$662	$160	$119		$92

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$21.87		$18.36	$15.64	$12.19	$12.17	$11.34
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.19	$0.22	$0.17	$0.14	$0.12
Net realized and unrealized gain (loss) on investments	1.14		3.59	2.66	3.37	0.02 (g)	1.07
Total from investment operations	$1.25		$3.78	$2.88	$3.54	$0.16	$1.19
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.22)	$(0.16)	$(0.09)	$(0.14)	$(0.36)
From net realized gain on investments	(0.78)		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.95)		$(0.27)	$(0.16)	$(0.09)	$(0.14)	$(0.36)
Net asset value, end of period (x)	$22.17		$21.87	$18.36	$15.64	$12.19	$12.17
Total return (%) (r)(s)(x)	5.82	(n)	20.74	18.62	29.15	1.25	10.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.36	1.41	1.56	1.87	2.42
Expenses after expense reductions (f)	1.03	(a)	1.10	1.11	1.15	1.15	1.13
Net investment income	1.04	(a)	0.90	1.27	1.20	1.07	1.05
Portfolio turnover	26	(n)	42	54	59	92	77
Net assets at end of period (000 omitted)	$15,019		$11,586	$7,030	$2,968	$1,587	$93

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$22.51		$18.88	$16.06	$12.50	$12.43	$11.57
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.24	$0.27	$0.22	$0.18	$0.16
Net realized and unrealized gain (loss) on investments	1.16		3.70	2.73	3.44	0.02 (g)	1.08
Total from investment operations	$1.31		$3.94	$3.00	$3.66	$0.20	$1.24
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.26)	$(0.18)	$(0.10)	$(0.13)	$(0.38)
From net realized gain on investments	(0.78)		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.98)		$(0.31)	$(0.18)	$(0.10)	$(0.13)	$(0.38)
Net asset value, end of period (x)	$22.84		$22.51	$18.88	$16.06	$12.50	$12.43
Total return (%) (r)(s)(x)	5.95	(n)	21.02	18.92	29.45	1.53	10.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.11	1.16	1.31	1.51	2.17
Expenses after expense reductions (f)	0.78	(a)	0.85	0.86	0.90	0.90	0.89
Net investment income	1.29	(a)	1.15	1.57	1.47	1.32	1.30
Portfolio turnover	26	(n)	42	54	59	92	77
Net assets at end of period (000 omitted)	$90,573		$66,846	$49,967	$28,576	$7,016	$93

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$22.65		$18.98	$16.13	$12.54	$12.47	$11.60
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.30	$0.33	$0.25	$0.20	$0.19
Net realized and unrealized gain (loss) on investments	1.19		3.72	2.73	3.46	0.03 (g)	1.08
Total from investment operations	$1.36		$4.02	$3.06	$3.71	$0.23	$1.27
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.30)	$(0.21)	$(0.12)	$(0.16)	$(0.40)
From net realized gain on investments	(0.78)		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(1.03)		$(0.35)	$(0.21)	$(0.12)	$(0.16)	$(0.40)
Net asset value, end of period (x)	$22.98		$22.65	$18.98	$16.13	$12.54	$12.47
Total return (%) (r)(s)(x)	6.13	(n)	21.35	19.21	29.72	1.75	11.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.86	0.90	1.06	1.30	1.92
Expenses after expense reductions (f)	0.54	(a)	0.60	0.62	0.65	0.65	0.63
Net investment income	1.53	(a)	1.40	1.89	1.68	1.46	1.55
Portfolio turnover	26	(n)	42	54	59	92	77
Net assets at end of period (000 omitted)	$36,146		$34,241	$21,751	$19,762	$8,014	$94

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R5			2014	2013	2012 (i)

Net asset value, beginning of period	$22.86		$19.16	$16.27	$14.64
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.32	$0.30	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.19		3.75	2.80	1.54	(g)
Total from investment operations	$1.38		$4.07	$3.10	$1.63
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.32)	$(0.21)	$—
From net realized gain on investments	(0.78)		(0.05)	—	—
Total distributions declared to shareholders	$(1.05)		$(0.37)	$(0.21)	$—
Net asset value, end of period (x)	$23.19		$22.86	$19.16	$16.27
Total return (%) (r)(s)(x)	6.17	(n)	21.44	19.34	11.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.74	0.78	0.98	(a)
Expenses after expense reductions (f)	0.44	(a)	0.48	0.48	0.58	(a)
Net investment income	1.64	(a)	1.48	1.61	1.65	(a)
Portfolio turnover	26	(n)	42	54	59
Net assets at end of period (000 omitted)	$49,614		$38,128	$8,922	$111

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

23

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

24

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$610,977,214	$—	$—	$610,977,214
Mutual Funds	4,763,678	—	—	4,763,678
Total Investments	$615,740,892	$—	$—	$615,740,892

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

25

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/14
Ordinary income (including any short-term capital gains)	$3,800,012
Long-term capital gains	649,081
Total distributions	$4,449,093

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/15
Cost of investments	$539,431,546
Gross appreciation	85,515,121
Gross depreciation	(9,205,775)
Net unrealized appreciation (depreciation)	$76,309,346

As of 9/30/14
Undistributed ordinary income	9,953,638
Undistributed long-term capital gain	6,578,920
Net unrealized appreciation (depreciation)	69,280,634

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/15	Year ended 9/30/14	Six months ended 3/31/15	Year ended 9/30/14
Class A	$1,079,375	$944,549	$4,111,170	$169,324
Class B	34,133	35,412	313,687	11,324
Class C	119,314	86,075	855,480	24,174
Class I	1,790,191	1,443,660	5,547,895	222,193
Class R1	707	5,066	18,249	1,707
Class R2	109,159	96,330	503,151	20,127
Class R3	686,553	688,130	2,611,636	123,551
Class R4	396,879	344,831	1,237,220	54,064
Class R5	518,712	155,959	1,482,480	22,617
Total	$4,735,023	$3,800,012	$16,680,968	$649,081

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2016. For the six months ended March 31, 2015, this management fee reduction amounted to $518,954, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.53%

This written agreement terminated on December 28, 2014. For the period October 1, 2014 through December 28, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Effective December 29, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes,

27

Notes to Financial Statements (unaudited) – continued

extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2016. For the period December 29, 2014 through March 31, 2015, this reduction amounted to $162,116 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $119,898 for the six months ended March 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$162,035
Class B	0.75%	0.25%	1.00%	1.00%	48,089
Class C	0.75%	0.25%	1.00%	1.00%	135,594
Class R1	0.75%	0.25%	1.00%	1.00%	2,489
Class R2	0.25%	0.25%	0.50%	0.50%	35,974
Class R3	—	0.25%	0.25%	0.25%	98,820
Total Distribution and Service Fees					$483,001

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2015, this rebate amounted to $1,126 and $5, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

28

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2015, were as follows:

Amount
Class A	$934
Class B	6,136
Class C	1,762

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2015, the fee was $24,484, which equated to 0.0094% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $259,903.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.0181% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended March 31, 2015, the

29

Notes to Financial Statements (unaudited) – continued

aggregate fees paid by the fund under these agreements were $857 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $74, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 18, 2015, MFS purchased 13,932 shares of Class I for an aggregate amount of $326,995.

(4) Portfolio Securities

For the six months ended March 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $288,509,106 and $136,172,249, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,810,352	$64,032,464	1,915,941	$40,889,217
Class B	214,701	4,743,194	147,690	3,095,396
Class C	928,006	20,297,474	517,389	10,637,914
Class I	3,756,097	86,039,514	4,027,077	86,726,887
Class R1	16,061	358,660	5,177	108,103
Class R2	321,241	7,111,569	243,695	4,946,778
Class R3	1,384,379	31,543,548	1,007,078	21,594,021
Class R4	550,373	12,394,614	606,540	13,016,814
Class R5	621,944	14,291,680	1,537,723	33,503,101
	10,603,154	$240,812,717	10,008,310	$214,518,231

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	201,601	$4,481,590	46,821	$961,707
Class B	14,733	319,273	2,183	43,853
Class C	38,314	819,530	4,980	98,912
Class I	282,778	6,348,377	63,117	1,307,791
Class R1	878	18,956	339	6,773
Class R2	28,466	612,310	5,846	116,457
Class R3	148,970	3,298,189	39,672	811,681
Class R4	73,443	1,634,099	19,411	398,895
Class R5	89,100	2,001,192	8,619	178,576
	878,283	$19,533,516	190,988	$3,924,645

Shares reacquired
Class A	(606,580)	$(13,683,031)	(614,591)	$(13,039,701)
Class B	(46,059)	(1,023,251)	(27,780)	(577,994)
Class C	(72,934)	(1,586,059)	(128,102)	(2,569,622)
Class I	(1,504,142)	(34,431,336)	(1,829,517)	(39,358,523)
Class R1	(1,248)	(28,201)	(29,588)	(634,044)
Class R2	(202,219)	(4,523,867)	(102,596)	(2,090,233)
Class R3	(538,346)	(12,235,466)	(723,692)	(15,337,777)
Class R4	(562,443)	(12,802,267)	(260,075)	(5,685,911)
Class R5	(239,502)	(5,493,846)	(344,414)	(7,557,301)
	(3,773,473)	$(85,807,324)	(4,060,355)	$(86,851,106)

Net change
Class A	2,405,373	$54,831,023	1,348,171	$28,811,223
Class B	183,375	4,039,216	122,093	2,561,255
Class C	893,386	19,530,945	394,267	8,167,204
Class I	2,534,733	57,956,555	2,260,677	48,676,155
Class R1	15,691	349,415	(24,072)	(519,168)
Class R2	147,488	3,200,012	146,945	2,973,002
Class R3	995,003	22,606,271	323,058	7,067,925
Class R4	61,373	1,226,446	365,876	7,729,798
Class R5	471,542	10,799,026	1,201,928	26,124,376
	7,707,964	$174,538,909	6,138,943	$131,591,770

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

31

Notes to Financial Statements (unaudited) – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2015, the fund’s commitment fee and interest expense were $676 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,990,212	155,579,939	(159,806,473)	4,763,678

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,527	$4,763,678

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2015

MFS® MID CAP VALUE FUND

MDV-SEM

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy was in flux early in 2015. Despite a steadily improving labor market, harsh winter weather held back U.S. economic activity. A stronger U.S. dollar has also curtailed export demand and weakened the profits of U.S.-based multinationals.

In the wake of the launch of the European Central Bank’s quantitative easing program and the euro’s sharp decline, the eurozone economy is showing signs of recovery.

In Asia, China and Japan continue to struggle. Chinese manufacturing activity has weakened, and the People’s Bank of China is attempting to ward off further economic slowing through targeted action. Japan’s economy is at risk of sliding back after making initial progress towards its growth and inflation goals.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplinary, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Newell Rubbermaid, Inc.	1.3%
NASDAQ OMX Group, Inc.	1.3%
Crown Holdings, Inc.	1.2%
Sabre Corp.	1.1%
PerkinElmer, Inc.	1.1%
Axalta Coating Systems Ltd.	1.0%
Allison Transmission Holdings, Inc.	1.0%
Xerox Corp.	1.0%
Fifth Third Bancorp	1.0%
Endo International PLC	1.0%

Equity sectors
Financial Services	23.5%
Health Care	10.3%
Utilities & Communications	10.2%
Consumer Staples	7.9%
Technology	7.4%
Basic Materials	7.3%
Industrial Goods & Services	6.9%
Retailing	6.6%
Energy	5.3%
Autos & Housing	5.0%
Special Products & Services	3.3%
Leisure	2.2%
Transportation	1.7%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 3/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2014 through March 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/14	Ending Account Value 3/31/15	Expenses Paid During Period (p) 10/01/14-3/31/15
A	Actual	1.17%	$1,000.00	$1,092.49	$6.10
	Hypothetical (h)	1.17%	$1,000.00	$1,019.10	$5.89
B	Actual	1.92%	$1,000.00	$1,088.77	$10.00
	Hypothetical (h)	1.92%	$1,000.00	$1,015.36	$9.65
C	Actual	1.92%	$1,000.00	$1,088.44	$10.00
	Hypothetical (h)	1.92%	$1,000.00	$1,015.36	$9.65
I	Actual	0.92%	$1,000.00	$1,093.90	$4.80
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
R1	Actual	1.92%	$1,000.00	$1,088.65	$10.00
	Hypothetical (h)	1.92%	$1,000.00	$1,015.36	$9.65
R2	Actual	1.42%	$1,000.00	$1,091.66	$7.41
	Hypothetical (h)	1.42%	$1,000.00	$1,017.85	$7.14
R3	Actual	1.17%	$1,000.00	$1,092.71	$6.10
	Hypothetical (h)	1.17%	$1,000.00	$1,019.10	$5.89
R4	Actual	0.92%	$1,000.00	$1,094.67	$4.80
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
R5	Actual	0.81%	$1,000.00	$1,095.22	$4.23
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
529A	Actual	1.20%	$1,000.00	$1,092.70	$6.26
	Hypothetical (h)	1.20%	$1,000.00	$1,018.95	$6.04
529B	Actual	1.97%	$1,000.00	$1,088.52	$10.26
	Hypothetical (h)	1.97%	$1,000.00	$1,015.11	$9.90
529C	Actual	1.97%	$1,000.00	$1,088.71	$10.26
	Hypothetical (h)	1.97%	$1,000.00	$1,015.11	$9.90

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.3%
Issuer	Shares/Par	Value ($)
Aerospace - 1.1%
Curtiss-Wright Corp.	10,542	$779,472
MTU Aero Engines Holding AG	153,501	15,072,549
Rockwell Collins, Inc.	202,062	19,509,086

		$35,361,107
Airlines - 1.2%
Alaska Air Group, Inc.	259,075	$17,145,584
Delta Air Lines, Inc.	458,762	20,625,940

		$37,771,524
Alcoholic Beverages - 0.9%
Molson Coors Brewing Co.	410,134	$30,534,476

Apparel Manufacturers - 1.1%
Polo Ralph Lauren Corp.	111,411	$14,650,547
PVH Corp.	206,623	22,017,747

		$36,668,294
Automotive - 2.6%
BorgWarner Transmission Systems, Inc.	313,325	$18,949,896
Delphi Automotive PLC	274,259	21,869,413
Harley-Davidson, Inc.	330,161	20,053,979
LKQ Corp. (a)	912,165	23,314,937

		$84,188,225
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (a)	227,194	$12,418,424

Broadcasting - 1.3%
Interpublic Group of Companies, Inc.	936,213	$20,709,032
Nielsen Holdings B.V.	497,375	22,168,004

		$42,877,036
Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	88,258	$18,956,053
NASDAQ OMX Group, Inc.	826,656	42,109,857
TD Ameritrade Holding Corp.	456,132	16,995,478

		$78,061,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 3.3%
Amdocs Ltd.	369,750	$20,114,400
Brenntag AG	277,362	16,629,504
Equifax, Inc.	240,677	22,382,961
Fidelity National Information Services, Inc.	376,476	25,622,957
Realogy Holdings Corp. (a)	477,092	21,698,144

		$106,447,966
Chemicals - 0.6%
Celanese Corp.	341,731	$19,089,094

Computer Software - 0.5%
Symantec Corp.	687,321	$16,059,255

Computer Software - Systems - 4.1%
Ingram Micro, Inc., “A” (a)	966,798	$24,285,966
NCR Corp. (a)	616,191	18,183,796
NICE Systems Ltd., ADR	362,433	22,083,043
Sabre Corp.	1,422,158	34,558,439
Xerox Corp.	2,501,380	32,142,733

		$131,253,977
Construction - 2.4%
Armstrong World Industries, Inc. (a)	415,134	$23,857,751
Fortune Brands Home & Security, Inc.	446,955	21,221,423
Stanley Black & Decker, Inc.	320,029	30,517,965

		$75,597,139
Consumer Products - 1.9%
Newell Rubbermaid, Inc.	1,082,232	$42,282,804
Sensient Technologies Corp.	294,085	20,256,575

		$62,539,379
Containers - 2.6%
Crown Holdings, Inc. (a)	688,653	$37,201,035
Graphic Packaging Holding Co.	1,225,250	17,815,135
Greif, Inc., “A”	302,054	11,861,661
Owens-Illinois, Inc. (a)	719,003	16,767,150

		$83,644,981
Electrical Equipment - 2.0%
Pentair PLC	350,615	$22,050,177
Tyco International PLC	597,579	25,731,752
WESCO International, Inc. (a)	242,793	16,968,803

		$64,750,732

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.8%
Analog Devices, Inc.	374,810	$23,613,030
Avago Technologies Ltd.	81,871	10,395,980
Freescale Semiconductor Ltd. (a)	323,644	13,191,729
Keysight Technologies, Inc. (a)	594,244	22,076,165
Microchip Technology, Inc.	436,820	21,360,498

		$90,637,402
Energy - Independent - 3.8%
Cimarex Energy Co.	122,595	$14,109,459
CONSOL Energy, Inc.	439,542	12,258,826
Energen Corp.	287,525	18,976,650
EQT Corp.	184,405	15,281,642
HollyFrontier Corp.	380,714	15,331,353
Noble Energy, Inc.	323,526	15,820,421
PDC Energy, Inc. (a)	264,730	14,306,009
SM Energy Co.	307,195	15,875,838

		$121,960,198
Entertainment - 0.4%
AMC Networks, Inc., “A” (a)	156,998	$12,032,327

Food & Beverages - 5.1%
Bunge Ltd.	255,620	$21,052,863
Coca-Cola Enterprises, Inc.	688,248	30,420,562
Flowers Foods, Inc.	886,238	20,153,052
Ingredion, Inc.	312,840	24,345,209
J.M. Smucker Co.	221,291	25,610,007
Pinnacle Foods, Inc.	662,838	27,050,419
Snyders-Lance, Inc.	432,935	13,836,603

		$162,468,715
Food & Drug Stores - 0.9%
Empire Co. Ltd.	196,982	$13,734,539
Rite Aid Corp. (a)	1,894,387	16,462,223

		$30,196,762
General Merchandise - 0.8%
Kohl’s Corp.	310,710	$24,313,058

Health Maintenance Organizations - 0.7%
Cigna Corp.	174,104	$22,536,022

Insurance - 7.4%
Arthur J. Gallagher & Co.	491,482	$22,976,784
Everest Re Group Ltd.	144,426	25,130,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hanover Insurance Group, Inc.	197,300	$14,320,034
Hartford Financial Services Group, Inc.	392,706	16,422,965
HCC Insurance Holdings, Inc.	494,726	28,036,122
Lincoln National Corp.	476,324	27,369,577
Symetra Financial Corp.	916,650	21,504,609
Third Point Reinsurance Ltd. (a)	889,826	12,591,038
Unum Group	755,680	25,489,086
Validus Holdings Ltd.	502,230	21,143,883
XL Group PLC	596,751	21,960,437

		$236,944,659
Machinery & Tools - 3.8%
Allison Transmission Holdings, Inc.	1,013,121	$32,359,085
Eaton Corp. PLC	358,492	24,355,946
Joy Global, Inc.	235,529	9,228,026
Oshkosh Corp.	396,360	19,338,404
Regal Beloit Corp.	222,100	17,750,232
SPX Corp.	226,396	19,221,020

		$122,252,713
Major Banks - 2.1%
Comerica, Inc.	371,861	$16,782,087
Huntington Bancshares, Inc.	2,475,561	27,354,949
KeyCorp	1,655,048	23,435,480

		$67,572,516
Medical & Health Technology & Services - 2.2%
AmerisourceBergen Corp.	197,925	$22,498,135
Quest Diagnostics, Inc.	375,781	28,878,770
Universal Health Services, Inc.	162,341	19,109,159

		$70,486,064
Medical Equipment - 5.5%
Agilent Technologies, Inc.	487,313	$20,247,855
Boston Scientific Corp. (a)	852,705	15,135,514
Cooper Cos., Inc.	89,021	16,684,316
DENTSPLY International, Inc.	458,321	23,323,956
Masimo Corp. (a)	261,412	8,621,368
PerkinElmer, Inc.	669,819	34,254,544
St. Jude Medical, Inc.	367,178	24,013,441
STERIS Corp.	205,186	14,418,420
Teleflex, Inc.	179,598	21,700,826

		$178,400,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.3%
United States Steel Corp.	365,456	$8,917,126

Natural Gas - Distribution - 1.7%
NiSource, Inc.	535,358	$23,641,409
NorthWestern Corp.	339,076	18,238,898
Spectra Energy Corp.	366,442	13,254,207

		$55,134,514
Natural Gas - Pipeline - 0.9%
Columbia Pipeline Partners LP (a)	575,836	$15,944,899
Plains GP Holdings LP	458,401	13,004,836

		$28,949,735
Oil Services - 1.5%
Cameron International Corp. (a)	329,995	$14,889,374
Forum Energy Technologies, Inc. (a)	512,313	10,041,335
Frank’s International N.V.	450,608	8,426,370
Pacific Drilling S.A. (a)	1,403,692	5,460,362
Superior Energy Services, Inc.	469,706	10,493,232

		$49,310,673
Other Banks & Diversified Financials - 6.5%
BB&T Corp.	736,362	$28,710,754
Citizens Financial Group, Inc.	1,005,519	24,263,173
Discover Financial Services	466,719	26,299,616
Fifth Third Bancorp	1,680,424	31,675,992
M&T Bank Corp.	147,622	18,747,994
Northern Trust Corp.	233,671	16,275,185
PrivateBancorp, Inc.	706,871	24,860,653
SunTrust Banks, Inc.	417,828	17,168,553
TCF Financial Corp.	1,328,714	20,887,384

		$208,889,304
Pharmaceuticals - 1.5%
Endo International PLC (a)	352,924	$31,657,283
Impax Laboratories, Inc. (a)	334,109	15,659,689

		$47,316,972
Real Estate - 5.1%
Annaly Mortgage Management, Inc., REIT	917,265	$9,539,556
Corporate Office Properties Trust, REIT	761,195	22,363,909
DDR Corp., REIT	903,458	16,822,388
EPR Properties, REIT	376,048	22,574,161
Equity Lifestyle Properties, Inc., REIT	277,165	15,230,217

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
InfraREIT, Inc., REIT	354,249	$10,127,979
Medical Properties Trust, Inc., REIT	1,869,371	27,554,529
Mid-America Apartment Communities, Inc., REIT	269,213	20,802,089
Plum Creek Timber Co. Inc., REIT	459,881	19,981,829

		$164,996,657
Restaurants - 0.5%
DineEquity, Inc.	152,930	$16,365,039

Specialty Chemicals - 3.8%
Akzo Nobel N.V.	281,323	$21,301,532
Albemarle Corp.	404,005	21,347,624
Axalta Coating Systems Ltd. (a)	1,190,088	32,870,231
H.B. Fuller Co.	506,527	21,714,812
Valspar Corp.	311,618	26,185,261

		$123,419,460
Specialty Stores - 3.7%
AutoZone, Inc. (a)	40,681	$27,750,951
Bed Bath & Beyond, Inc. (a)	349,613	26,841,538
Burlington Stores, Inc. (a)	265,424	15,771,494
L Brands, Inc.	240,977	22,721,721
Sally Beauty Holdings, Inc. (a)	799,369	27,474,313

		$120,560,017
Telephone Services - 1.6%
COLT Telecom Group S.A. (a)	903,363	$1,797,005
Frontier Communications Corp.	2,953,073	20,819,165
Quebecor, Inc., “B” (l)	496,172	13,272,518
Windstream Holdings, Inc.	2,089,596	15,463,010

		$51,351,698
Trucking - 0.6%
Swift Transportation Co. (a)	723,259	$18,819,199

Utilities - Electric Power - 5.7%
AES Corp.	1,812,672	$23,292,835
CMS Energy Corp.	653,962	22,829,813
DTE Energy Co.	236,378	19,073,341
Dynegy, Inc. (a)	450,837	14,169,807
Eversource Energy	461,656	23,322,861
NRG Energy, Inc.	793,235	19,981,590
OGE Energy Corp.	397,254	12,557,199
Pinnacle West Capital Corp.	349,462	22,278,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	634,117	$26,582,185

		$184,087,834
Total Common Stocks (Identified Cost, $2,558,285,719)		$3,135,181,901

Convertible Preferred Stocks - 0.3%
Telecommunications - Wireless - 0.3%
T-Mobile U.S., Inc., 5.5% (Identified Cost, $8,186,956)	164,098	$9,625,989

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	55,390,272	$55,390,272

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	9,864,163	$9,864,163
Total Investments (Identified Cost, $2,631,727,110)		$3,210,062,325

Other Assets, Less Liabilities - 0.4%		12,409,722
Net Assets - 100.0%		$3,222,472,047

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,576,336,838)	$3,154,672,053
Underlying affiliated funds, at cost and value	55,390,272
Total investments, at value, including $9,362,446 of securities on loan (identified cost, $2,631,727,110)	$3,210,062,325
Cash	413,180
Receivables for
Investments sold	41,235,504
Fund shares sold	9,978,821
Interest and dividends	3,983,247
Other assets	12,342
Total assets	$3,265,685,419
Liabilities
Payables for
Investments purchased	$28,309,666
Fund shares reacquired	4,146,081
Collateral for securities loaned, at value	9,864,163
Payable to affiliates
Investment adviser	108,111
Shareholder servicing costs	693,890
Distribution and service fees	19,433
Program manager fees	19
Payable for independent Trustees’ compensation	3,477
Accrued expenses and other liabilities	68,532
Total liabilities	$43,213,372
Net assets	$3,222,472,047
Net assets consist of
Paid-in capital	$2,584,933,296
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	578,327,405
Accumulated net realized gain (loss) on investments and foreign currency	52,690,478
Undistributed net investment income	6,520,868
Net assets	$3,222,472,047
Shares of beneficial interest outstanding	154,465,780

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$692,201,567	33,545,910	$20.63
Class B	20,655,698	1,046,972	19.73
Class C	100,417,725	5,102,327	19.68
Class I	288,388,929	13,673,490	21.09
Class R1	8,239,264	424,918	19.39
Class R2	53,156,186	2,630,761	20.21
Class R3	178,517,207	8,676,801	20.57
Class R4	214,427,385	10,351,506	20.71
Class R5	1,659,498,091	78,664,544	21.10
Class 529A	4,920,943	242,051	20.33
Class 529B	308,203	16,078	19.17
Class 529C	1,740,849	90,422	19.25

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.89 [100 / 94.25 x $20.63] and $21.57 [100 / 94.25 x $20.33], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$26,873,932
Interest	12,897
Dividends from underlying affiliated funds	35,995
Foreign taxes withheld	(78,187)
Total investment income	$26,844,637
Expenses
Management fee	$10,279,699
Distribution and service fees	1,664,307
Program manager fees	3,150
Shareholder servicing costs	1,711,945
Administrative services fee	237,679
Independent Trustees’ compensation	18,772
Custodian fee	79,272
Shareholder communications	41,981
Audit and tax fees	17,229
Legal fees	8,594
Miscellaneous	146,502
Total expenses	$14,209,130
Fees paid indirectly	(45)
Reduction of expenses by investment adviser and distributor	(190,100)
Net expenses	$14,018,985
Net investment income	$12,825,652
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$65,203,691
Foreign currency	(3,988)
Net realized gain (loss) on investments and foreign currency	$65,199,703
Change in unrealized appreciation (depreciation)
Investments	$184,036,840
Translation of assets and liabilities in foreign currencies	(12,947)
Net unrealized gain (loss) on investments and foreign currency translation	$184,023,893
Net realized and unrealized gain (loss) on investments and foreign currency	$249,223,596
Change in net assets from operations	$262,049,248

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/15	Year ended 9/30/14
Change in net assets	(unaudited)
From operations
Net investment income	$12,825,652	$15,122,822
Net realized gain (loss) on investments and foreign currency	65,199,703	169,362,753
Net unrealized gain (loss) on investments and foreign currency translation	184,023,893	31,919,917
Change in net assets from operations	$262,049,248	$216,405,492
Distributions declared to shareholders
From net investment income	$(17,600,552)	$(11,200,178)
From net realized gain on investments	(165,236,067)	(78,731,057)
Total distributions declared to shareholders	$(182,836,619)	$(89,931,235)
Change in net assets from fund share transactions	$604,602,550	$858,679,516
Total change in net assets	$683,815,179	$985,153,773
Net assets
At beginning of period	2,538,656,868	1,553,503,095
At end of period (including undistributed net investment income of $6,520,868 and $11,295,768, respectively)	$3,222,472,047	$2,538,656,868

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$20.14		$18.74	$14.52	$11.42	$11.64	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	$0.14	$0.09	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.73		2.32	4.21	3.08	(0.21)	1.79
Total from investment operations	$1.80		$2.43	$4.35	$3.17	$(0.14)	$1.86
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.10)	$(0.13)	$(0.07)	$(0.08)	$(0.05)
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.31)		$(1.03)	$(0.13)	$(0.07)	$(0.08)	$(0.05)
Net asset value, end of period (x)	$20.63		$20.14	$18.74	$14.52	$11.42	$11.64
Total return (%) (r)(s)(t)(x)	9.25	(n)	13.39	30.21	27.87	(1.31)	19.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.21	1.22	1.21	1.22	1.26
Expenses after expense reductions (f)	1.17	(a)	1.20	1.21	1.21	1.22	1.25
Net investment income	0.71	(a)	0.54	0.86	0.67	0.50	0.65
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$692,202		$543,583	$300,046	$167,512	$131,914	$136,470

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$19.29		$18.02	$13.97	$11.00	$11.23	$9.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$0.02	$(0.01)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.67		2.24	4.05	2.98	(0.20)	1.73
Total from investment operations	$1.66		$2.20	$4.07	$2.97	$(0.23)	$1.72
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)	$—	$—	$—
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$(0.93)	$(0.02)	$—	$—	$—
Net asset value, end of period (x)	$19.73		$19.29	$18.02	$13.97	$11.00	$11.23
Total return (%) (r)(s)(t)(x)	8.88	(n)	12.55	29.16	27.00	(2.05)	18.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.95	1.96	1.96	1.97	2.01
Expenses after expense reductions (f)	1.92	(a)	1.95	1.96	1.96	1.97	2.00
Net investment income (loss)	(0.06	)(a)	(0.22)	0.13	(0.10)	(0.25)	(0.11)
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$20,656		$18,603	$16,351	$13,306	$13,813	$18,348

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$19.25		$17.99	$13.96	$10.99	$11.22	$9.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.04)	$0.02	$(0.01)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.65		2.23	4.05	2.98	(0.20)	1.73
Total from investment operations	$1.65		$2.19	$4.07	$2.97	$(0.23)	$1.72
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.04)	$—	$—	$—
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$(0.93)	$(0.04)	$—	$—	$—
Net asset value, end of period (x)	$19.68		$19.25	$17.99	$13.96	$10.99	$11.22
Total return (%) (r)(s)(t)(x)	8.84	(n)	12.52	29.21	27.02	(2.05)	18.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.96	1.96	1.97	2.01
Expenses after expense reductions (f)	1.92	(a)	1.95	1.96	1.96	1.97	2.00
Net investment income (loss)	(0.05	)(a)	(0.22)	0.11	(0.08)	(0.25)	(0.10)
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$100,418		$80,434	$41,250	$24,742	$18,430	$18,717

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$20.58		$19.11	$14.80	$11.64	$11.86	$10.02
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.17	$0.13	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.77		2.38	4.31	3.13	(0.22)	1.82
Total from investment operations	$1.87		$2.54	$4.48	$3.26	$(0.12)	$1.92
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.17)	$(0.10)	$(0.10)	$(0.08)
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.36)		$(1.07)	$(0.17)	$(0.10)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$21.09		$20.58	$19.11	$14.80	$11.64	$11.86
Total return (%) (r)(s)(x)	9.39	(n)	13.69	30.54	28.21	(1.07)	19.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.97	0.93	0.96	0.97	1.01
Expenses after expense reductions (f)	0.92	(a)	0.96	0.93	0.96	0.97	1.00
Net investment income	0.96	(a)	0.79	1.13	0.92	0.76	0.90
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$288,389		$212,389	$38,232	$802,524	$580,412	$537,692

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.98		$17.80	$13.79	$10.86	$11.09	$9.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.04)	$0.02	$(0.01)	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		2.20	4.01	2.94	(0.20)	1.71
Total from investment operations	$1.63		$2.16	$4.03	$2.93	$(0.23)	$1.70
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.02)	$—	$—	$(0.00	)(w)
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$(0.98)	$(0.02)	$—	$—	$(0.00	)(w)
Net asset value, end of period (x)	$19.39		$18.98	$17.80	$13.79	$10.86	$11.09
Total return (%) (r)(s)(x)	8.86	(n)	12.49	29.28	26.98	(2.07)	18.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.96	1.96	1.96	1.97	2.01
Expenses after expense reductions (f)	1.92	(a)	1.95	1.96	1.96	1.97	2.00
Net investment income (loss)	(0.05	)(a)	(0.19)	0.13	(0.08)	(0.25)	(0.10)
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$8,239		$6,773	$1,749	$2,101	$1,760	$1,712

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$19.75		$18.40	$14.25	$11.20	$11.43	$9.66
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.10	$0.05	$0.03	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.71		2.28	4.14	3.04	(0.21)	1.77
Total from investment operations	$1.75		$2.34	$4.24	$3.09	$(0.18)	$1.81
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.06)	$(0.09)	$(0.04)	$(0.05)	$(0.04)
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.29)		$(0.99)	$(0.09)	$(0.04)	$(0.05)	$(0.04)
Net asset value, end of period (x)	$20.21		$19.75	$18.40	$14.25	$11.20	$11.43
Total return (%) (r)(s)(x)	9.17	(n)	13.07	29.93	27.63	(1.64)	18.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.46	1.46	1.46	1.47	1.51
Expenses after expense reductions (f)	1.42	(a)	1.45	1.46	1.46	1.47	1.50
Net investment income	0.45	(a)	0.28	0.62	0.41	0.25	0.40
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$53,156		$38,353	$20,018	$15,355	$13,217	$13,697

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$20.10		$18.72	$14.51	$11.42	$11.64	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	$0.14	$0.09	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.73		2.32	4.21	3.08	(0.21)	1.79
Total from investment operations	$1.80		$2.43	$4.35	$3.17	$(0.14)	$1.86
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.12)	$(0.14)	$(0.08)	$(0.08)	$(0.06)
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.33)		$(1.05)	$(0.14)	$(0.08)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$20.57		$20.10	$18.72	$14.51	$11.42	$11.64
Total return (%) (r)(s)(x)	9.27	(n)	13.38	30.18	27.93	(1.29)	18.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.22	1.24	1.21	1.23	1.26
Expenses after expense reductions (f)	1.17	(a)	1.22	1.23	1.21	1.23	1.25
Net investment income	0.72	(a)	0.56	0.79	0.68	0.50	0.65
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$178,517		$118,084	$24,496	$3,826	$2,141	$898

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$20.23		$18.82	$14.57	$11.46	$11.68	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.15	$0.18	$0.13	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		2.33	4.24	3.08	(0.22)	1.80
Total from investment operations	$1.84		$2.48	$4.42	$3.21	$(0.12)	$1.90
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.17)	$(0.10)	$(0.10)	$(0.08)
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.36)		$(1.07)	$(0.17)	$(0.10)	$(0.10)	$(0.08)
Net asset value, end of period (x)	$20.71		$20.23	$18.82	$14.57	$11.46	$11.68
Total return (%) (r)(s)(x)	9.41	(n)	13.61	30.61	28.22	(1.08)	19.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.97	0.99	0.96	0.97	1.01
Expenses after expense reductions (f)	0.92	(a)	0.97	0.98	0.96	0.97	1.00
Net investment income	0.98	(a)	0.76	0.99	0.93	0.75	0.90
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$214,427		$123,055	$21,747	$258	$173	$175

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R5			2014	2013 (i)

Net asset value, beginning of period	$20.58		$19.12	$16.22
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		2.36	2.76	(g)
Total from investment operations	$1.90		$2.54	$2.90
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$—
From net realized gain on investments	(1.22)		(0.93)	—
Total distributions declared to shareholders	$(1.38)		$(1.08)	$—
Net asset value, end of period (x)	$21.10		$20.58	$19.12
Total return (%) (r)(s)(x)	9.52	(n)	13.72	17.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.84	0.88	(a)
Expenses after expense reductions (f)	0.81	(a)	0.84	0.88	(a)
Net investment income	1.06	(a)	0.89	1.22	(a)
Portfolio turnover	20	(n)	34	35
Net assets at end of period (000 omitted)	$1,659,498		$1,391,433	$1,085,101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$19.85		$18.48	$14.33	$11.26	$11.49	$9.71
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.10	$0.14	$0.08	$0.05	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.71		2.29	4.14	3.05	(0.21)	1.77
Total from investment operations	$1.78		$2.39	$4.28	$3.13	$(0.16)	$1.83
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.09)	$(0.13)	$(0.06)	$(0.07)	$(0.05)
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.30)		$(1.02)	$(0.13)	$(0.06)	$(0.07)	$(0.05)
Net asset value, end of period (x)	$20.33		$19.85	$18.48	$14.33	$11.26	$11.49
Total return (%) (r)(s)(t)(x)	9.27	(n)	13.35	30.09	27.94	(1.47)	18.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.30	1.31	1.31	1.32	1.36
Expenses after expense reductions (f)	1.20	(a)	1.23	1.24	1.26	1.31	1.35
Net investment income	0.66	(a)	0.50	0.84	0.62	0.41	0.56
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$4,921		$4,149	$3,047	$1,930	$1,234	$1,076

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.78		$17.58	$13.63	$10.74	$10.98	$9.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.05)	$0.01	$(0.02)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.62		2.18	3.96	2.91	(0.20)	1.70
Total from investment operations	$1.61		$2.13	$3.97	$2.89	$(0.24)	$1.68
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)	$—	$—	$—
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$(0.93)	$(0.02)	$—	$—	$—
Net asset value, end of period (x)	$19.17		$18.78	$17.58	$13.63	$10.74	$10.98
Total return (%) (r)(s)(t)(x)	8.85	(n)	12.47	29.18	26.91	(2.19)	18.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.05	2.06	2.06	2.07	2.11
Expenses after expense reductions (f)	1.97	(a)	2.00	2.00	2.01	2.06	2.10
Net investment income (loss)	(0.11	)(a)	(0.27)	0.09	(0.15)	(0.35)	(0.19)
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$308		$305	$251	$184	$177	$245

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.85		$17.64	$13.69	$10.79	$11.02	$9.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.05)	$0.01	$(0.02)	$(0.04)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		2.19	3.97	2.92	(0.19)	1.70
Total from investment operations	$1.62		$2.14	$3.98	$2.90	$(0.23)	$1.68
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.03)	$—	$—	$—
From net realized gain on investments	(1.22)		(0.93)	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$(0.93)	$(0.03)	$—	$—	$—
Net asset value, end of period (x)	$19.25		$18.85	$17.64	$13.69	$10.79	$11.02
Total return (%) (r)(s)(t)(x)	8.87	(n)	12.48	29.12	26.88	(2.09)	17.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.03	(a)	2.05	2.07	2.06	2.07	2.11
Expenses after expense reductions (f)	1.97	(a)	2.00	2.01	2.01	2.06	2.10
Net investment income (loss)	(0.10	)(a)	(0.27)	0.08	(0.15)	(0.34)	(0.19)
Portfolio turnover	20	(n)	34	35	52	56	60
Net assets at end of period (000 omitted)	$1,741		$1,496	$1,215	$579	$546	$462

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,144,807,890	$—	$—	$3,144,807,890
Mutual Funds	65,254,435	—	—	65,254,435
Total Investments	$3,210,062,325	$—	$—	$3,210,062,325

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $53,003,585 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the

Notes to Financial Statements (unaudited) – continued

event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $9,362,446 and a related liability of $9,864,163 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/14
Ordinary income (including any short-term capital gains)	$23,435,496
Long-term capital gains	66,495,739
Total distributions	$89,931,235

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/15
Cost of investments	$2,632,425,337
Gross appreciation	637,388,214
Gross depreciation	(59,751,226)
Net unrealized appreciation (depreciation)	$577,636,988

As of 9/30/14
Undistributed ordinary income	46,791,957
Undistributed long-term capital gain	117,893,334
Other temporary differences	40,683
Net unrealized appreciation (depreciation)	393,600,148

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/15	Year ended 9/30/14	Six months ended 3/31/15	Year ended 9/30/14
Class A	$2,718,894	$1,800,887	$35,326,271	$16,311,588
Class B	—	—	1,168,000	855,823
Class C	—	—	5,364,456	2,326,396
Class I	1,599,503	317,506	13,931,222	2,167,928
Class R1	—	11,697	462,100	230,583
Class R2	181,635	62,247	3,049,560	1,048,544
Class R3	812,048	189,413	8,712,172	1,499,446
Class R4	1,060,906	178,728	9,088,765	1,176,687
Class R5	11,210,430	8,624,036	87,760,754	52,877,246
Class 529A	17,136	15,664	255,785	157,189
Class 529B	—	—	19,456	13,448
Class 529C	—	—	97,526	66,179
Total	$17,600,552	$11,200,178	$165,236,067	$78,731,057

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion up to $5 billion and 0.60% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2016. For the six months ended March 31, 2015, this management fee reduction amounted to $93,477, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2015, this management fee reduction amounted to $91,402, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $354,911 and $2,302 for the six months ended March 31, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$764,335
Class B	0.75%	0.25%	1.00%	1.00%	96,333
Class C	0.75%	0.25%	1.00%	1.00%	444,646
Class R1	0.75%	0.25%	1.00%	1.00%	37,358
Class R2	0.25%	0.25%	0.50%	0.50%	121,564
Class R3	—	0.25%	0.25%	0.25%	185,107
Class 529A	—	0.25%	0.25%	0.23%	5,510
Class 529B	0.75%	0.25%	1.00%	1.00%	1,557
Class 529C	0.75%	0.25%	1.00%	1.00%	7,897
Total Distribution and Service Fees					$1,664,307

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2015, this rebate amounted to $2,712, $29, $48, $404, $1, and $23 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2015, were as follows:

Amount
Class A	$862
Class B	13,576
Class C	5,801
Class 529B	—
Class 529C	5

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2016, unless MFD elects to extend the waiver. For the six months ended March 31, 2015, this waiver amounted to $1,575 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$2,204	$1,102
Class 529B	156	78
Class 529C	790	395
Total Program Manager Fees and Waivers	$3,150	$1,575

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2015, the fee was $104,235, which equated to 0.0073% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $830,429.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended March 31, 2015, these costs for the fund amounted to $777,281 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino

Notes to Financial Statements (unaudited) – continued

resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended March 31, 2015, the aggregate fees paid by the fund under these agreements were $4,939 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $429, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended March 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $979,365,276 and $566,544,120, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,152,030	$164,353,745	15,542,846	$310,957,900
Class B	150,870	2,908,153	271,473	5,182,003
Class C	1,030,377	19,812,296	2,286,700	43,829,658
Class I	4,810,036	98,814,878	9,527,958	195,086,284
Class R1	126,835	2,400,863	366,354	6,858,892
Class R2	1,223,796	24,524,411	1,226,459	24,165,959
Class R3	3,407,535	69,218,331	5,071,430	102,538,215
Class R4	4,745,163	96,111,755	6,017,299	123,246,426
Class R5	9,281,812	191,521,457	10,333,696	212,828,723
Class 529A	32,445	647,340	57,921	1,141,751
Class 529B	2,301	42,858	4,866	91,418
Class 529C	12,575	238,174	25,199	471,607
	32,975,775	$670,594,261	50,732,201	$1,026,398,836

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,458,522	$28,878,736	722,224	$13,512,814
Class B	58,903	1,117,399	44,982	811,018
Class C	244,301	4,622,175	119,372	2,147,500
Class I	705,759	14,270,439	122,000	2,327,760
Class R1	24,791	462,100	13,657	242,280
Class R2	142,527	2,765,015	57,653	1,060,239
Class R3	482,483	9,524,220	90,410	1,688,859
Class R4	431,870	8,576,942	72,211	1,355,415
Class R5	4,882,701	98,728,212	3,225,028	61,501,282
Class 529A	13,989	272,921	9,369	172,853
Class 529B	1,056	19,456	766	13,448
Class 529C	5,267	97,494	3,754	66,179
	8,452,169	$169,335,109	4,481,426	$84,899,647

Shares reacquired
Class A	(3,057,426)	$(61,703,500)	(5,282,740)	$(107,150,802)
Class B	(127,214)	(2,464,797)	(259,224)	(4,953,834)
Class C	(351,754)	(6,720,256)	(520,192)	(9,970,615)
Class I	(2,164,564)	(44,423,518)	(1,328,029)	(27,340,328)
Class R1	(83,585)	(1,581,234)	(121,412)	(2,299,309)
Class R2	(677,564)	(13,506,852)	(430,268)	(8,441,272)
Class R3	(1,087,462)	(21,759,267)	(595,989)	(11,936,033)
Class R4	(907,180)	(18,364,598)	(1,163,543)	(23,613,808)
Class R5	(3,096,238)	(64,348,223)	(2,729,232)	(56,043,167)
Class 529A	(13,394)	(262,411)	(23,109)	(454,189)
Class 529B	(3,496)	(66,108)	(3,673)	(69,222)
Class 529C	(6,798)	(126,056)	(18,452)	(346,388)
	(11,576,675)	$(235,326,820)	(12,475,863)	$(252,618,967)

Net change
Class A	6,553,126	$131,528,981	10,982,330	$217,319,912
Class B	82,559	1,560,755	57,231	1,039,187
Class C	922,924	17,714,215	1,885,880	36,006,543
Class I	3,351,231	68,661,799	8,321,929	170,073,716
Class R1	68,041	1,281,729	258,599	4,801,863
Class R2	688,759	13,782,574	853,844	16,784,926
Class R3	2,802,556	56,983,284	4,565,851	92,291,041
Class R4	4,269,853	86,324,099	4,925,967	100,988,033
Class R5	11,068,275	225,901,446	10,829,492	218,286,838
Class 529A	33,040	657,850	44,181	860,415
Class 529B	(139)	(3,794)	1,959	35,644
Class 529C	11,044	209,612	10,501	191,398
	29,851,269	$604,602,550	42,737,764	$858,679,516

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Lifetime 2030 were the owners of record of approximately 15%, 14%, 5%, 4%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2015, the fund’s commitment fee and interest expense were $4,060 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,505,866	482,407,138	(477,522,732)	55,390,272

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,995	$55,390,272

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.